Other Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Other Payables

Note 8 - Other Payables

	As of December 31
	2019	2018
	USD thousands

Contract liabilities, see Note 14	961	-
Due to related parties - payroll related	587	910
Due to GHP (Note 5A)	-	167
Accrued expenses	255	852
Government authorities	36	65
Payroll related payables	267	61
	2,106	2,055